CERTAIN BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of inventory

	December 31, 2025	December 31, 2024
Raw materials	$6,125	$6,319
Work in process	2,533	2,764
Finished goods	1,478	1,443
	$10,136	$10,526

Allowance for excess and obsolete inventory	(2,833)	(2,411)
Inventories, net	$7,303	$8,115

Schedule of property, plant and equipment

	December 31, 2025	December 31, 2024
Equipment	$675	$643
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	$782	$750

Less: accumulated depreciation	(599)	(523)
Property and equipment, net	$183	$227

Schedule of finite-lived intangible assets

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(269)	$491
Trade Name	120	(102)	18
Total	$880	$(371)	$509

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

Schedule of finite-lived intangible assets, future amortization expense

December 31, 2025
2026	$87
2027	87
2028	82
2029	64
2030	63
Thereafter	126
Total	$509

Schedule of accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
Accrued compensation	$574	$941
Accrued clinical and manufacturing expenses	190	617
Accrued professional and consulting services	594	51
Other liabilities, current portion	499	493
Total other accrued liabilities, current portion	1,857	2,102
Other liabilities, noncurrent portion	-	-
Total current and noncurrent other accrued liabilities	$1,857	$2,102